INVESTMENTS IN JOINT VENTURES AND ASSOCIATES (Details) - Schedule of Investments in Joint Ventures and Associates - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share of income statement amounts:
Impairment charge	£ (4,155)	£ (1,296)	£ (937)
Profit before tax	1,226	4,393	5,960
Tax credit (expense)	(161)	1,387	1,454
Share of other comprehensive income	0	0	8
Joint ventures and associates
Share of income statement amounts:
Income	76	65	8
Expenses	(89)	(59)	1
Impairment charge	0	0	0
Profit before tax	(13)	6	9
Tax credit (expense)	0	0	0
Share of post-tax results	(13)	6	9
Share of other comprehensive income	0	0	8
Share of total comprehensive income	(13)	6	17
Share of balance sheet amounts:
Current assets	449	352
Non-current assets	165	164
Current liabilities	(150)	(35)
Non-current liabilities	(168)	(177)
Share of net assets at 31 December	296	304	91
Movement in investments over the year:
At 1 January	304	91
Acquisitions	0	1
Establishment of joint venture	0	208
Additional investments	16	0
Repayment of capital	(11)	0
Dividends paid	0	(2)
Associates
Share of income statement amounts:
Income	4	(1)	0
Expenses	(11)	0	0
Impairment charge	0	0	0
Profit before tax	(7)	(1)	0
Tax credit (expense)	0	0	0
Share of post-tax results	(7)	(1)	0
Share of other comprehensive income	0	0	0
Share of total comprehensive income	(7)	(1)	0
Share of balance sheet amounts:
Current assets	12	5
Non-current assets	7	6
Current liabilities	(2)	0
Non-current liabilities	0	0
Share of net assets at 31 December	17	11	12
Movement in investments over the year:
At 1 January	11	12
Acquisitions	0	0
Establishment of joint venture	0	0
Additional investments	13	0
Repayment of capital	0	0
Dividends paid	0	0
Joint ventures
Share of income statement amounts:
Income	72	66	8
Expenses	(78)	(59)	1
Impairment charge	0	0	0
Profit before tax	(6)	7	9
Tax credit (expense)	0	0	0
Share of post-tax results	(6)	7	9
Share of other comprehensive income	0	0	8
Share of total comprehensive income	(6)	7	17
Share of balance sheet amounts:
Current assets	437	347
Non-current assets	158	158
Current liabilities	(148)	(35)
Non-current liabilities	(168)	(177)
Share of net assets at 31 December	279	293	£ 79
Movement in investments over the year:
At 1 January	293	79
Acquisitions	0	1
Establishment of joint venture	0	208
Additional investments	3	0
Repayment of capital	(11)	0
Dividends paid	£ 0	£ (2)